Significant Accounting Policies - Convertible Senior Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification to long-term liabilities	$ 1,662,254	$ 1,504,098
Shareholders’ equity	8,238,889	11,133,341		$ 6,400,723
Additional Paid-In Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity	30,206	161,074		261,436
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity	$ (522,276)	$ 2,938,142		15,285
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification to long-term liabilities			$ 158,810
Shareholders’ equity				(150,612)
Cumulative Effect, Period of Adoption, Adjustment | Additional Paid-In Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity			(158,810)	(158,810)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity			$ 8,198	$ 8,198